11 Contract assets (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ContractAssetsLineItems [Line Items]
Costs of borrowings, financing and debentures capitalized	R$ 9,537	R$ 6,838	R$ 5,435
Percentage of average rate	0.38%	0.28%	0.26%
RBSE Assets [member]
ContractAssetsLineItems [Line Items]
Impact of the tariff review	R$ 122,027